Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO1 (1)	Compensation Actually Paid to PEO1 (2)	Average Summary Compensation Table Total for Other NEOs (1)	Average Compensation Actually Paid to Other NEOs (2)	Cumulative Total Shareholder Return (3)	Peer Group Cumulative Total Shareholder Return (4)	Net Income (Millions) (5)	Company-Selected Measure: Net Revenue (Millions) (6)
2025	$—	$—	$4,064,069	$13,209	$7	$125	$(136)	$655.353
2024	$1,539,088	$796,235	$5,442,730	$9,679,033	$35	$118	$(169)	$605.220
2023	$1,521,026	$(5,225,762)	$5,473,623	$(1,202,184)	$18	$119	$(207)	$509.338
2022	$2,278,951	$2,075,757	$6,477,346	$5,788,737	$87	$114	$(93)	$537.840
2021	$1,179,283	$(31,518,263)	$5,653,771	$(12,875,003)	$89	$126	$(58)	$535.031

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO2 (1)	Compensation Actually Paid to PEO2 (2)	Average Summary Compensation Table Total for Other NEOs (1)	Average Compensation Actually Paid to Other NEOs (2)	Cumulative Total Shareholder Return (3)	Peer Group Cumulative Total Shareholder Return (4)	Net Income (Millions) (5)	Company-Selected Measure: Net Revenue (Millions) (6)
2025	$13,198,354	$(4,503,021)	$4,064,069	$13,209	$7	$125	$(136)	$655.353

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO3 (1)	Compensation Actually Paid to PEO3 (2)	Average Summary Compensation Table Total for Other NEOs (1)	Average Compensation Actually Paid to Other NEOs (2)	Cumulative Total Shareholder Return (3)	Peer Group Cumulative Total Shareholder Return (4)	Net Income (Millions) (5)	Company-Selected Measure: Net Revenue (Millions) (6)
2025	$6,975,329	$62,298	$4,064,069	$13,209	$7	$125	$(136)	$655.353

Company Selected Measure Name			Net Revenue
Named Executive Officers, Footnote	Mr. Danziger was our PEO for the years 2021 through 2024 ("PEO1"). For 2025, Ms. Cordova was our PEO from January 1, 2025 through November 30, 2025 (listed as "PEO2"). Mr. Leonard was our PEO from December 1, 2025 through December 31, 2025 (listed as "PEO3"). The other named executive officers represented in the Other NEO average amounts above are:
• 2025: Mr. Brackmann, Dr. Leupin, Mr. Puri and Dr. Weinberg
• 2024: Ms. Cordova, Mr. Leonard, Dr. Weinberg and Mr. Ben-Arye
• 2023: Ms. Cordova, Mr. Groenhuysen, Mr. Leonard, Mr. Shah and Mr. Ben-Arye
• 2022: Ms. Cordova, Mr. Groenhuysen, Mr. Leonard and Mr. Shah
• 2021: Ms. Cordova, Mr. Groenhuysen, Mr. Longsworth and Mr. Shah

Peer Group Issuers, Footnote			The peer group represented is the NASDAQ Biotechnology Index which is the peer group represented in Part II, Item 5, Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities of our Annual Report. The Cumulative TSR for the peer group reflects weighting of each constituent company’s TSR by its stock market capitalization.
PEO Total Compensation Amount				$ 1,539,088	$ 1,521,026	$ 2,278,951	$ 1,179,283
PEO Actually Paid Compensation Amount				796,235	(5,225,762)	2,075,757	(31,518,263)
Adjustment To PEO Compensation, Footnote	The following adjustments were made to summary compensation totals to determine the Compensation Actually Paid values to our PEOs and the Average Compensation Actually Paid values to our Other NEOs. The Fair Value of Equity Award values were determined using a Black-Scholes option-pricing model. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year.

	2025	2024	2023	2022	2021
Summary Compensation Table Total for PEO1	$—	$1,539,088	$1,521,026	$2,278,951	$1,179,283
Subtract: Grant Date Fair Value of Equity Awards	$—	$—	$—	$(579,437)	$—
Add: Year-end Fair Value of Equity Awards Granted in the Applicable Fiscal Year that are Outstanding and Unvested	$—	$—	$—	$498,330	$—
Add (Subtract): Change as of the Vesting Date (from the end of the Prior Fiscal Year) in Fair Value of any Awards Granted in any Prior Fiscal Year that Vested in the Covered Fiscal Year.	$—	$4,707	$(6,801,975)	$(186,784)	$(31,193,820)
Add (Subtract): Change as of the end of the Fiscal Year (from the end of the Prior Fiscal Year) in Fair Value of any Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested as of the end of the Covered Fiscal Year	$—	$(747,560)	$55,187	$64,697	$(1,503,726)
Add: Value of Dividends on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—	$—	$—
Compensation Actually Paid to PEO1	$—	$796,235	$(5,225,762)	$2,075,757	$(31,518,263)

2025
Summary Compensation Table Total for PEO2	$13,198,354
Subtract: Grant Date Fair Value of Equity Awards	$(11,002,779)
Add: Year-end Fair Value of Equity Awards Granted in the Applicable Fiscal Year that are Outstanding and Unvested	$1,120,742
Add (Subtract): Change as of the Vesting Date (from the end of the Prior Fiscal Year) in Fair Value of any Awards Granted in any Prior Fiscal Year that Vested in the Covered Fiscal Year.	$(1,056,998)
Add (Subtract): Change as of the end of the Fiscal Year (from the end of the Prior Fiscal Year) in Fair Value of any Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested as of the end of the Covered Fiscal Year	$(1,837,478)
Subtract: Fair Value (as of the Prior Fiscal Year End) of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Covered Fiscal Year	$(4,924,862)
Add: Value of Dividends on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$—
Compensation Actually Paid to PEO2	$(4,503,021)

2025
Summary Compensation Table Total for PEO3	$6,975,329
Subtract: Grant Date Fair Value of Equity Awards	$(6,001,013)
Add: Year-end Fair Value of Equity Awards Granted in the Applicable Fiscal Year that are Outstanding and Unvested	$4,352,940
Add (Subtract): Change as of the Vesting Date (from the end of the Prior Fiscal Year) in Fair Value of any Awards Granted in any Prior Fiscal Year that Vested in the Covered Fiscal Year.	$(1,017,541)
Add (Subtract): Change as of the end of the Fiscal Year (from the end of the Prior Fiscal Year) in Fair Value of any Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested as of the end of the Covered Fiscal Year	$(4,247,417)
Add: Value of Dividends on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$—
Compensation Actually Paid to PEO3	$62,298

Non-PEO NEO Average Total Compensation Amount			$ 4,064,069	5,442,730	5,473,623	6,477,346	5,653,771
Non-PEO NEO Average Compensation Actually Paid Amount			$ 13,209	9,679,033	(1,202,184)	5,788,737	(12,875,003)
Adjustment to Non-PEO NEO Compensation Footnote

	2025	2024	2023	2022	2021
Average Summary Compensation Table Total for Other NEOs	$4,064,069	$5,442,730	$5,473,623	$6,477,346	$5,653,771
Subtract: Grant Date Fair Value of Equity Awards	$(3,001,011)	$(4,503,726)	$(4,661,927)	$(5,608,911)	$(5,122,931)
Add: Year-end Fair Value of Equity Awards Granted in the Applicable Fiscal Year that are Outstanding and Unvested	$2,032,962	$7,546,385	$637,101	$5,003,251	$1,559,370
Add (Subtract): Change as of the Vesting Date (from the end of the Prior Fiscal Year) in Fair Value of any Awards Granted in any Prior Fiscal Year that Vested in the Covered Fiscal Year.	$(660,862)	$40,845	$(3,671,596)	$(121,327)	$(13,778,889)
Add (Subtract): Change as of the end of the Fiscal Year (from the end of the Prior Fiscal Year) in Fair Value of any Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested as of the end of the Covered Fiscal Year	$(2,421,950)	$1,152,799	$1,020,615	$38,378	$(1,186,323)
Add: Value of Dividends on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—	$—	$—
Average Compensation Actually Paid to Other NEOs	$13,209	$9,679,033	$(1,202,184)	$5,788,737	$(12,875,003)

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid ("CAP") to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Cumulative TSR over the five most recently completed fiscal years.
The chart below illustrates the mostly positive correlation between Compensation Actually Paid and the TSR of our Ordinary Shares and of the Nasdaq Biotechnology index over the same period. The TSR amounts in the graph assume the investment of $100 on December 31, 2020 and the reinvestment of any dividends paid. This correlation is to be expected due to the significant value equity awards have as a percentage of our NEOs’ total overall compensation packages. This relationship can be seen for both our PEO and our other NEOs as a group most notably in 2021. Our PEO did not receive significant equity awards from 2020 through 2024 (see "Long-Term Incentives - 2020 Performance Awards to Executive Chairman" on page 57).

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Revenue.
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Net Revenue during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
The following chart sets forth the relationship between Compensation Actually Paid ("CAP") to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Cumulative TSR over the five most recently completed fiscal years.
The chart below illustrates the mostly positive correlation between Compensation Actually Paid and the TSR of our Ordinary Shares and of the Nasdaq Biotechnology index over the same period. The TSR amounts in the graph assume the investment of $100 on December 31, 2020 and the reinvestment of any dividends paid. This correlation is to be expected due to the significant value equity awards have as a percentage of our NEOs’ total overall compensation packages. This relationship can be seen for both our PEO and our other NEOs as a group most notably in 2021. Our PEO did not receive significant equity awards from 2020 through 2024 (see "Long-Term Incentives - 2020 Performance Awards to Executive Chairman" on page 57).

Tabular List, Table			Net Revenue TSR Adjusted EBITDA Active Patients Clinical Trial Milestones
Total Shareholder Return Amount			$ 7	35	18	87	89
Peer Group Total Shareholder Return Amount			125	118	119	114	126
Net Income (Loss)			$ (136,000,000)	$ (169,000,000)	$ (207,000,000)	$ (93,000,000)	$ (58,000,000)
Company Selected Measure Amount			655,353,000	605,220,000	509,338,000	537,840,000	535,031,000.000
PEO Name	Mr. Leonard	Ms. Cordova		Mr. Danziger	Mr. Danziger	Mr. Danziger	Mr. Danziger
Additional 402(v) Disclosure			Cumulative Total Shareholder Return (“TSR”) represents the price appreciation of our Ordinary Shares plus dividends paid (assuming reinvestment) during the measurement period beginning as of market close December 31, 2020 through December 31 of the year noted.Net Income amounts reported here are the net income amounts reflected in the our audited consolidated financial statements for the applicable years.Net Revenue amounts reported here are the net revenue amounts reflected in the our audited consolidated financial statements for the applicable years.
Measure:: 1
Pay vs Performance Disclosure
Name			Net Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			TSR
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name			Active Patients
Measure:: 5
Pay vs Performance Disclosure
Name			Clinical Trial Milestones
Mr. Danziger [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0
PEO Actually Paid Compensation Amount			0
Ms. Cordova [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			13,198,354
PEO Actually Paid Compensation Amount			(4,503,021)
Mr. Leornard [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			6,975,329
PEO Actually Paid Compensation Amount			62,298
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0	$ 0	$ (579,437)	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	498,330	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(747,560)	55,187	64,697	(1,503,726)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,707	(6,801,975)	(186,784)	(31,193,820)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Mr. Danziger [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Danziger [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Danziger [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Danziger [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Danziger [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Ms. Cordova [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(11,002,779)
PEO | Ms. Cordova [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,120,742
PEO | Ms. Cordova [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,837,478)
PEO | Ms. Cordova [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,056,998)
PEO | Ms. Cordova [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,924,862)
PEO | Ms. Cordova [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Leornard [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,001,013)
PEO | Mr. Leornard [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,352,940
PEO | Mr. Leornard [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,247,417)
PEO | Mr. Leornard [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,017,541)
PEO | Mr. Leornard [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,001,011)	(4,503,726)	(4,661,927)	(5,608,911)	(5,122,931)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,032,962	7,546,385	637,101	5,003,251	1,559,370
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,421,950)	1,152,799	1,020,615	38,378	(1,186,323)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(660,862)	40,845	(3,671,596)	(121,327)	(13,778,889)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0	$ 0